GENERAL	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
RADA Electronic Industries Ltd. (the "Company") is a global defense technology company focused on proprietary radar solutions and legacy avionics systems. The Company is a leader in mini-tactical radars, serving attractive, high-growth markets, including critical infrastructure protection, border surveillance, active military protection and counter-drone applications. The Company also  specializes in the design, development, production and sales of Avionics Systems (including Inertial Navigation Systems) for fighter aircraft and UAVs.

In January 2018, the Company incorporated RADA Sensors Inc., a fully owned subsidiary of the Company. As of December 31, 2019, RADA Sensors Inc. is the holder of 100% of the interests in RADA Technologies LLC, also organized in January 2018. When Organized, Rada was the owner of 75% of RADA Technologies LLC together with an investor. During July 2019, the Company purchased 25% RADA Technologies LLC from the investor.

The Company is organized and operates as one operating segment.

b.	Discontinued operations

In December 2016, the Company committed to a plan to sell its test and repair services activity (provided through the Company’s then 80% owned subsidiary, CACS) in order to focus in its core business. In October 2018, a transaction with non-controlling interest occurred and as a result, as of December 31, 2018, the Company owned 100% of CACS, which resulted in a $254 decrease in additional paid in capital.

In December 2018, the Company signed an agreement to sell its ownership interest in CACS for approximately $1,500. On March 14, 2019, the ownership was transferred to the buyer. As of December 31, 2019, the Company received 100% of the consideration, which is currently held in a trust account in China. The net consideration, total amount of $730, is recorded under other accounts receivables and prepaid expenses in the consolidated balance sheet as of December 31, 2019.

The Company recorded in 2018 a provision of $159 for the expected loss resulted from the sale, which amount was included in accrued expenses in the consolidated balance sheets and in the net loss from discontinued operations in the consolidated statements of operations. In 2019, the company recorded additional expected loss of $115, mainly due to exchange rate differences relates to the consideration held in a trust account in China, which decreased the net consideration presented under other accounts receivables and prepaid expenses in the consolidated balance sheet and was included in the net loss from discontinued operations in the consolidated statements of operations.

The results of the discontinued operations including prior periods’ comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of operations and balance sheets, are presented below:

	Year ended December 31,
	2019	2018	2017

Revenues	$-	$750	$1,729
Cost of sales	-	(787)	(909)
Operating expenses	-	(208)	(310)
Operating income (loss)	-	(245)	510
Finance income (expenses), net	-	-	5

Net income (loss)	-	(245)	515

Loss from sale of subsidiary	(115)	(159)	-
Net income (loss) from discontinued operations	$(115)	$(404)	$515

The major classes of assets and liabilities that were classified as discontinued operations were:

	Year ended December 31,
	2019	2018

Cash and cash equivalents	$-	$526
Trade receivables	-	555
Other accounts receivable and prepaid expenses	-	42
Inventories	-	401
Property, plant and equipment, net	-	-

Total assets of discontinued operations	-	1,524

Trade payables	-	55
Accrued expenses and other liabilities	-	311

Total liabilities of discontinued operations	$-	$366

c.	Liquidity and Capital Resources:

In November 2018, the Company entered into agreements with several Israeli institutional investors to purchase 4,545,454 ordinary shares at price per share of $2.75, for a total consideration of $12,500. Offering costs amounted to $248.

In January 2019, the Company’s shareholders approved the sale of 545,454 Ordinary Shares to DBSI at a price per share of $2.75, approximately $1.5 million in the aggregate.

In January 2020, after balance sheet date, the company raised in an underwritten public offering of 4,819,052 ordinary shares of the Company at a price of $5.25 per share, for a total consideration of $25,300. Offering costs amounted to approximately $1,800 (refer to Note 15).

Since incorporation, the Company has incurred an accumulated deficit of $78,991. As of December 31, 2019, the Company’s cash position (cash and cash equivalents) totaled approximately $13,754. Management believes that its cash and cash equivalents, including the funds raised in January 2020 (refer to Note 15), are sufficient for the Company to meet its obligations as they come due at least for a period of twelve months from the sign off date of the consolidated financial statements.